Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Tax for Net cash flow hedges	$ 151		$ 184		$ 97
Income Tax provision for Cash flow hedge gains	120		129		226
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	262		321		169
Accumulated Other Comprehensive Income
Income Tax for Net cash flow hedges	151		184		97
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	262	[1]	321	[1]	169	[1]
Total Stockholders' Equity
Income Tax for Net cash flow hedges	151		184		97
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	262		321		169
Noncontrolling Interests in Consolidated Subsidiaries (a)
Noncontrolling interest, ownership percentage by noncontrolling owners	31.00%
Natural Gas Reserves [Member]
Income Tax for Net cash flow hedges	128		97		42
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	$ 221		$ 169		$ 74

[1]	Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges totaling $221 million (net of $128 million for income taxes), $169 million (net of $97 million for income taxes) and $74 million (net of $42 million for income taxes) as of December 31, 2011, 2010 and 2009, respectively.